Note 4 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross	$ 8,239,485	$ 8,011,188
Less accumulated depreciation	(5,746,130)	(4,352,104)
Property and equipment, net	2,493,355	3,659,084
Production Assets [Member]
Property and equipment, gross	2,276,386	1,927,958
Computer Equipment and Software [Member]
Property and equipment, gross	993,092	937,957
Lab Equipment [Member]
Property and equipment, gross	3,498,894	3,588,560
Furniture and Fixtures [Member]
Property and equipment, gross	1,299,856	1,328,570
Leasehold Improvements [Member]
Property and equipment, gross	$ 171,257	$ 228,143